Schwab Capital Trust
Schwab MarketTrack All Equity Portfolio

Portfolio Holdings as of July 31, 2022 (Unaudited)
The following are the portfolio holdings as of the report date, including a summary of the fund’s transactions with its affiliated underlying funds during the period. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	VALUE AT 10/31/21	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 7/31/22	BALANCE OF SHARES HELD AT 7/31/22	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 99.6% OF NET ASSETS

U.S. Stocks 65.1%
Large-Cap 50.1%
Schwab Fundamental US Large Company Index Fund	$116,756,387	$5,526,670	($12,227,875)	$2,235,089	($10,198,609)	$102,091,662	4,735,235	$5,526,670
Schwab S&P 500 Index Fund	272,314,653	4,232,483	(11,995,458)	5,650,761	(33,511,874)	236,690,565	3,712,211	3,432,484
Schwab U.S. Large-Cap Growth Index Fund	43,676,384	2,456,734	(1,000,000)	444,296	(8,532,008)	37,045,406	510,689	756,734
						375,827,633
Small-Cap 15.0%
Schwab Fundamental US Small Company Index Fund	38,611,103	4,295,785	(893,789)	(84,879)	(7,542,260)	34,385,960	2,191,584	4,295,785
Schwab Small-Cap Index Fund	88,250,003	14,883,912	(2,115,181)	(548,910)	(22,320,051)	78,149,773	2,572,409	7,183,912
						112,535,733
						488,363,366

International Stocks 29.5%
Developed Markets 24.6%
Schwab Fundamental International Large Company Index Fund	51,138,365	5,037,688	(5,000,000)	(133,491)	(6,620,136)	44,422,426	4,860,222	1,924,957
Schwab Fundamental International Small Company Index Fund	42,258,117	5,092,694	(518,000)	(158,912)	(9,473,932)	37,199,967	3,066,774	2,441,864
Schwab International Index Fund	118,493,690	10,295,987	(4,000,000)	(521,599)	(21,330,732)	102,937,346	5,116,170	3,924,893
						184,559,739
Emerging Markets 4.9%
Schwab Fundamental Emerging Markets Large Company Index Fund	42,507,983	7,344,995	(4,640,000)	(60,723)	(8,621,960)	36,530,295	4,471,272	1,909,360
						221,090,034

Real Estate 5.0%
U.S. REITs 5.0%
Schwab U.S. REIT ETF	43,312,349	—	(3,048,106)	426,413	(2,966,489)	37,724,167	1,650,226	590,672
Total Affiliated Underlying Funds (Cost $444,933,102)	$857,319,034	$59,166,948	($45,438,409)	$7,248,045	($131,118,051)	$747,177,567		$31,987,331
Total Investments in Securities (Cost $444,933,102)						$747,177,567

(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds.
ETF —	Exchange traded fund
REIT —	Real Estate Investment Trust

Schwab MarketTrack All Equity Portfolio
Portfolio Holdings (Unaudited) continued

At July 31, 2022, all of the fund’s investment securities were classified as Level 1. Fund investments in mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab MarketTrack Growth Portfolio

Portfolio Holdings as of July 31, 2022 (Unaudited)
The following are the portfolio holdings as of the report date, including a summary of the fund’s transactions with its affiliated underlying funds during the period. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	VALUE AT 10/31/21	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 7/31/22	BALANCE OF SHARES HELD AT 7/31/22	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 99.1% OF NET ASSETS

U.S. Stocks 56.6%
Large-Cap 43.7%
Schwab Fundamental US Large Company Index Fund	$118,042,501	$5,587,548	($11,105,409)	$1,852,661	($9,847,221)	$104,530,080	4,848,334	$5,587,548
Schwab S&P 500 Index Fund	277,499,962	8,842,886	(15,567,349)	7,859,806	(35,665,810)	242,969,495	3,810,688	3,528,504
Schwab U.S. Large-Cap Growth Index Fund	33,120,533	1,851,920	(663,202)	36,507	(6,061,241)	28,284,517	389,916	587,210
						375,784,092
Small-Cap 12.9%
Schwab Fundamental US Small Company Index Fund	37,581,408	4,181,223	(1,361,793)	(63,031)	(7,300,162)	33,037,645	2,105,650	4,181,223
Schwab Small-Cap Index Fund	87,328,739	13,884,881	(1,494,367)	(425,462)	(21,789,963)	77,503,828	2,551,146	7,052,100
						110,541,473
						486,325,565

International Stocks 19.6%
Developed Markets 16.4%
Schwab Fundamental International Large Company Index Fund	39,004,287	3,602,693	(3,811,820)	(41,901)	(5,219,895)	33,533,364	3,668,858	1,470,371
Schwab Fundamental International Small Company Index Fund	32,131,665	3,355,489	—	—	(7,310,090)	28,177,064	2,322,924	1,855,489
Schwab International Index Fund	89,825,363	8,096,527	(1,820,000)	(211,612)	(16,405,894)	79,484,384	3,950,516	3,021,946
						141,194,812
Emerging Markets 3.2%
Schwab Fundamental Emerging Markets Large Company Index Fund	33,053,688	3,292,015	(1,900,000)	66,722	(6,727,897)	27,784,528	3,400,799	1,449,004
						168,979,340

Real Estate 4.1%
U.S. REITs 4.1%
Schwab U.S. REIT ETF	40,246,572	—	(2,550,002)	447,972	(2,738,471)	35,406,071	1,548,822	550,316

Fixed Income 15.7%
Intermediate-Term Bond 15.7%
Schwab U.S. Aggregate Bond Index Fund	155,413,117	10,062,766	(15,526,459)	(1,799,430)	(13,446,512)	134,703,482	14,269,437	2,405,011

Schwab MarketTrack Growth Portfolio
Portfolio Holdings (Unaudited) continued

SECURITY	VALUE AT 10/31/21	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 7/31/22	BALANCE OF SHARES HELD AT 7/31/22	DISTRIBUTIONS RECEIVED(a)
Money Market Funds 3.1%
Schwab Variable Share Price Money Fund, Ultra Shares, 1.85% (b)	$24,572,691	$2,066,816	($586)	$—	($7,367)	$26,631,554	26,631,554	$85,822
Total Affiliated Underlying Funds (Cost $534,555,505)	$967,820,526	$64,824,764	($55,800,987)	$7,722,232	($132,520,523)	$852,046,012		$31,774,544
Total Investments in Securities (Cost $534,555,505)						$852,046,012

(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds.
(b)	The rate shown is the 7-day yield.
ETF —	Exchange traded fund
REIT —	Real Estate Investment Trust
At July 31, 2022, all of the fund’s investment securities were classified as Level 1. Fund investments in mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab MarketTrack Balanced Portfolio

Portfolio Holdings as of July 31, 2022 (Unaudited)
The following are the portfolio holdings as of the report date, including a summary of the fund’s transactions with its affiliated underlying funds during the period. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	VALUE AT 10/31/21	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 7/31/22	BALANCE OF SHARES HELD AT 7/31/22	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 99.2% OF NET ASSETS

U.S. Stocks 42.6%
Large-Cap 33.4%
Schwab Fundamental US Large Company Index Fund	$59,085,860	$2,796,831	($5,977,198)	$1,109,712	($5,076,613)	$51,938,592	2,409,026	$2,796,831
Schwab S&P 500 Index Fund	139,218,494	8,544,737	(12,912,019)	4,880,121	(18,585,215)	121,146,118	1,900,033	1,776,532
Schwab U.S. Large-Cap Growth Index Fund	19,858,952	2,053,898	(743,697)	(18,732)	(3,559,584)	17,590,837	242,498	352,089
						190,675,547
Small-Cap 9.2%
Schwab Fundamental US Small Company Index Fund	18,219,135	2,027,021	(1,082,831)	(72,954)	(3,498,722)	15,591,649	993,732	2,027,021
Schwab Small-Cap Index Fund	40,657,077	8,157,434	(1,874,672)	(419,146)	(9,856,032)	36,664,661	1,206,868	3,244,429
						52,256,310
						242,931,857

International Stocks 14.8%
Developed Markets 12.5%
Schwab Fundamental International Large Company Index Fund	20,061,722	1,845,248	(2,333,924)	(98,466)	(2,544,046)	16,930,534	1,852,356	749,176
Schwab Fundamental International Small Company Index Fund	15,945,045	1,935,844	(319,999)	(96,920)	(3,585,901)	13,878,069	1,144,111	935,845
Schwab International Index Fund	45,041,593	4,571,746	(1,053,205)	(5,102)	(8,261,524)	40,293,508	2,002,659	1,530,377
						71,102,111
Emerging Markets 2.3%
Schwab Fundamental Emerging Markets Large Company Index Fund	15,913,718	1,220,574	(637,444)	8,320	(3,302,118)	13,203,050	1,616,040	720,574
						84,305,161

Real Estate 3.0%
U.S. REITs 3.0%
Schwab U.S. REIT ETF	20,281,510	462,101	(2,448,578)	363,204	(1,410,458)	17,247,779	754,496	273,827

Fixed Income 35.7%
Intermediate-Term Bond 34.6%
Schwab U.S. Aggregate Bond Index Fund	228,337,823	17,579,918	(25,915,873)	(2,833,821)	(19,671,409)	197,496,638	20,921,254	3,524,613
Short-Term Bond 1.1%
Schwab Short-Term Bond Index Fund	6,193,020	67,446	—	—	(305,318)	5,955,148	614,566	67,414
						203,451,786

Schwab MarketTrack Balanced Portfolio
Portfolio Holdings (Unaudited) continued

SECURITY	VALUE AT 10/31/21	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 7/31/22	BALANCE OF SHARES HELD AT 7/31/22	DISTRIBUTIONS RECEIVED(a)
Money Market Funds 3.1%
Schwab Variable Share Price Money Fund, Ultra Shares, 1.85% (b)	$16,771,034	$1,044,828	($400)	$—	($5,028)	$17,810,434	17,810,434	$57,525
Total Affiliated Underlying Funds (Cost $412,540,248)	$645,584,983	$52,307,626	($55,299,840)	$2,816,216	($79,661,968)	$565,747,017		$18,056,253
Total Investments in Securities (Cost $412,540,248)						$565,747,017

(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds.
(b)	The rate shown is the 7-day yield.
ETF —	Exchange traded fund
REIT —	Real Estate Investment Trust
At July 31, 2022, all of the fund’s investment securities were classified as Level 1. Fund investments in mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab MarketTrack Conservative Portfolio

Portfolio Holdings as of July 31, 2022 (Unaudited)
The following are the portfolio holdings as of the report date, including a summary of the fund’s transactions with its affiliated underlying funds during the period. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	VALUE AT 10/31/21	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 7/31/22	BALANCE OF SHARES HELD AT 7/31/22	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 99.4% OF NET ASSETS

U.S. Stocks 28.2%
Large-Cap 22.1%
Schwab Fundamental US Large Company Index Fund	$20,049,297	$1,499,105	($4,800,654)	$947,562	($2,321,636)	$15,373,674	713,065	$949,036
Schwab S&P 500 Index Fund	47,404,594	3,805,273	(10,612,080)	5,043,500	(9,828,154)	35,813,133	561,687	605,949
Schwab U.S. Large-Cap Growth Index Fund	6,958,268	1,187,278	(1,813,636)	260,261	(1,467,821)	5,124,350	70,642	123,367
						56,311,157
Small-Cap 6.1%
Schwab Fundamental US Small Company Index Fund	5,916,724	658,281	(521,508)	(78,551)	(1,104,156)	4,870,790	310,439	658,281
Schwab Small-Cap Index Fund	14,217,551	3,043,933	(2,865,864)	(460,071)	(3,151,352)	10,784,197	354,977	1,134,557
						15,654,987
						71,966,144

International Stocks 10.1%
Developed Markets 8.5%
Schwab Fundamental International Large Company Index Fund	6,690,648	833,213	(1,577,878)	(21,198)	(850,549)	5,074,236	555,168	252,770
Schwab Fundamental International Small Company Index Fund	5,744,117	315,889	(389,999)	(78,724)	(1,161,350)	4,429,933	365,205	315,889
Schwab International Index Fund	15,566,944	1,577,891	(2,227,989)	(180,038)	(2,670,337)	12,066,471	599,725	516,716
						21,570,640
Emerging Markets 1.6%
Schwab Fundamental Emerging Markets Large Company Index Fund	5,328,747	495,076	(620,527)	(17,710)	(1,084,374)	4,101,212	501,984	245,076
						25,671,852

Real Estate 2.1%
U.S. REITs 2.1%
Schwab U.S. REIT ETF	6,912,401	—	(1,162,540)	121,025	(507,084)	5,363,802	234,637	91,156

Fixed Income 55.6%
Intermediate-Term Bond 54.6%
Schwab U.S. Aggregate Bond Index Fund	183,900,598	9,172,522	(35,712,958)	(4,154,920)	(13,667,225)	139,538,017	14,781,570	2,740,642
Short-Term Bond 1.0%
Schwab Short-Term Bond Index Fund	3,181,909	33,818	(558,565)	(40,117)	(120,823)	2,496,222	257,608	33,802
						142,034,239

Schwab MarketTrack Conservative Portfolio
Portfolio Holdings (Unaudited) continued

SECURITY	VALUE AT 10/31/21	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 7/31/22	BALANCE OF SHARES HELD AT 7/31/22	DISTRIBUTIONS RECEIVED(a)
Money Market Funds 3.4%
Schwab Variable Share Price Money Fund, Ultra Shares, 1.85% (b)	$9,220,832	$23,481	($650,221)	($390)	($2,374)	$8,591,328	8,591,328	$29,948
Total Affiliated Underlying Funds (Cost $209,932,276)	$331,092,630	$22,645,760	($63,514,419)	$1,340,629	($37,937,235)	$253,627,365		$7,697,189
Total Investments in Securities (Cost $209,932,276)						$253,627,365

(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds.
(b)	The rate shown is the 7-day yield.
ETF —	Exchange traded fund
REIT —	Real Estate Investment Trust
At July 31, 2022, all of the fund’s investment securities were classified as Level 1. Fund investments in mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

Schwab MarketTrack Portfolios
Notes to Portfolio Holdings (Unaudited)

Under procedures approved by the funds’ Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•  Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes.
•   Mutual funds: Mutual funds are valued at their respective net asset values (NAVs).
•  Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities, mutual funds and ETFs. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices, without consideration to the classification level of the underlying securities held by an underlying fund.
•  Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•  Level 3 — significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
REG87630JUL22